TAXATION - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
UK corporation tax on profit for the year	£ 205	£ 475	£ 526
Adjustments in respect of prior years	(47)	(15)	(81)
Total current tax	158	460	445
Deferred tax:
Charge/(credit) for the year	187	106	(29)
Adjustments in respect of prior years	33	(7)	64
Total deferred tax	220	99	35
Tax on profit from continuing operations	£ 378	£ 559	£ 480